Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	1,775,000	2,875,000	9,307,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.19	$ 0.18	$ 0.34
Weighted Average Remaining Contractual Term (in years)		357 days	1 year 7 days
Number of Units	850,000	(575,000)	(6,668,000)
Weighted Average Exercise Price (in Dollars per share)	$ 0.10	$ 0.25	$ 0.25
Number of Units	(75,000)	(5,673,750)
Warrant [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		5,739,008	1,500,000
Weighted Average Exercise Price (in Dollars per share)		$ 0.33	$ 0.50
Weighted Average Remaining Contractual Term (in years)		54 days	1 year
Number of Units		(660,000)
Weighted Average Exercise Price (in Dollars per share)		$ 0.50
Number of Units		(5,570,608)
Number of Units	2,859,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Warrant [Member] | Beginning of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	109 days
Warrants, Number of Units			1,871,600
Warrants, Weighted Average Exercise Price (in Dollars per share)			$ 0.50
Warrants, Weighted Average Remaining Contractual Term (in years)			3 years 164 days
Warrant [Member] | End of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	120 days
Warrants, Number of Units		2,880,000	3,371,600
Warrants, Weighted Average Exercise Price (in Dollars per share)		$ 0.33	$ 0.39
Warrants, Weighted Average Remaining Contractual Term (in years)		109 days	2 years 164 days
Beginning of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	12,100,000		12,834,750
Weighted Average Exercise Price (in Dollars per share)	$ 0.20		$ 0.20
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
Aggregate Intrinsic Value (in Dollars)			$ 2,708,463
End of Period [Member]
Note 13 - Stock Options And Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		12,100,000	15,473,750
Weighted Average Exercise Price (in Dollars per share)		$ 0.20	$ 0.39
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days
Aggregate Intrinsic Value (in Dollars)		$ 150,000	$ 869,825